Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Segment Reporting

Segment Reporting

The Company operates in a single operating segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world. Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s Chief Operating Decision Maker, who is the Company’s Chief Executive Officer. To be reported, a segment is usually based on quantitative thresholds but can also encompass qualitative factors management deems significant.

Foreign Currency Translation

Foreign Currency Translation

Unless otherwise specified, all figures reported in the consolidated financial statements and associated note disclosures are presented in Canadian dollars, which is the functional and presentation currency of the Company. Each of the subsidiaries of the Company determines its own functional currency and uses that currency to measure items on their separate financial statements.

For the Company’s non-foreign operations, foreign currency non-monetary assets and liabilities are translated at their historical exchange rates, foreign currency monetary assets and liabilities are translated at the year end exchange rates, and foreign denominated revenue and expenses are translated at the average exchange rates of the month in which the transactions occurred. Gains or losses on translation of these items are recognized as a component of net income (loss).

Upon consolidation of the Company’s foreign operations that have a functional currency other than the Canadian dollar, assets and liabilities are translated at the year end exchange rate, and revenue and expenses are translated at the average exchange rates of the month in which the transactions occurred. Gains or losses on the translation of foreign subsidiaries are recognized in other comprehensive income (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments with an original maturity of three months or less, or which are available upon demand with no penalty for early redemption, are classified as cash and cash equivalents. Cash and cash equivalents are comprised of cash on hand, demand deposits, short-term investments and restricted cash expected to be used within the next twelve months.

Software as a service arrangements

Revenue Recognition

Telesat recognizes revenue from satellite services on a monthly basis as services are performed in an amount that reflects the consideration the Company expects to receive in exchange for those services. Telesat accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability is considered probable.

Revenue from a contract to sell consulting services is recognized as follows:

•        Consulting revenue for cost plus contracts is recognized as the approved time and labor is completed by Telesat.

•        Fixed price consulting revenue contracts use an input method to determine the progress towards complete satisfaction of the performance obligation. The input method is measured by comparing actual costs incurred to total cost expected.

Equipment sale revenue is recognized when the customer obtains control of the equipment, being at the time the equipment is delivered to and accepted by the customer. Only equipment sales are subject to warranty or return and there is no general right of return. Historically, the Company has not incurred significant expenses for warranties.

When a transaction involves more than one product or service, revenue is allocated to each performance obligation based on its relative stand-alone selling price. Transactions are evaluated to determine whether the Company is the principal and if the transactions should be recorded on a gross or net basis.

Deferred Revenue

Deferred Revenue

Deferred revenue represents the Company’s liability for the provision of future services and is classified on the balance sheet in other current and long-term liabilities. Deferred revenue consists of remuneration received in advance of the provision of service and in the majority of cases is recognized in income on a straight-line basis over the term of the related customer contracts. In the case of certain deferred revenue for short-term services, balances are recognized into income upon the completion or using an input method to determine the progress towards complete satisfaction of the performance obligation of the related contract. Prepayments are evaluated to determine whether or not they constitute a significant financing component. The Company has elected a practical expedient whereby if the timing difference between the customer prepayment and the transfer of control of the promised goods and services is less than a year then it would not be considered as a significant financing component.

A significant financing component will only occur in the following circumstances:

•        There is a timing difference between when the control of goods or services is transferred to the customer and when the customer pays for the goods;

•        The timing difference between the customer prepayment and transfer of control of the promised goods and services is in excess of one year; and

•        The primary reason for the prepayment is for financing purposes.

In the case of the existence of a significant financing component, the amount of the consideration is adjusted to reflect what the cash selling price of the promised service would have been if payments had occurred as control of the service was transferred to the customer. The discount rate used in determining the significant financing component is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value and consist of finished goods and work in process. Cost for substantially all network equipment inventories are determined on a weighted average cost basis. Cost for work in process and certain one-of-a-kind finished goods are determined using the specific identification method.

Borrowing Costs

Borrowing Costs

Borrowing costs are incurred on the Company’s debt financing. Borrowing costs attributable to the acquisition, production or construction of a qualifying asset are added to the cost of that asset. The Company has defined a qualifying asset as an asset that takes longer than twelve months to be ready for its intended use or sale. Capitalization of borrowing costs continues until such time that the asset is substantially ready for its intended use or sale. Borrowing costs are determined based on specific financing related to the asset, or in the absence of specific financing, the borrowing costs are calculated on the basis of a capitalization rate which is equal to the Company’s weighted average cost of debt. All other borrowing costs are expensed when incurred.

Leases

Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether or not the contract conveys the right to control the use of the asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received. The right-of-use assets are depreciated to the earlier of the end of the useful life of the asset or the end of the lease term. Each individual lease liability is initially measured at the present value of the lease payments over the respective lease term, discounted using the Company’s incremental borrowing rate for that lease.

The lease term is the non-cancellable period determined for each of the leases considering the option to extend when it is reasonably certain that the Company will exercise the option or the option to terminate if it is reasonably certain that the Company will exercise the option.

After the commencement date, the right-of-use assets are measured applying the cost model and depreciated to the earlier of the end of the useful life of the asset or the end of the lease term on a straight-line basis. The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease, using the effective interest method, and by reducing the carrying amount to reflect the lease payments made.

The lease liability is remeasured when there is a change in future lease payments, arising from a change in index or rate, or if there is a change in the assessment of whether the Company will exercise a purchase, extension or termination option. The amount of the remeasurement of the lease liability is also recognized as an adjustment to the right-of-use asset, or is recorded in the statement of income if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to not recognize a right-of-use asset or lease liability for any lease that has a lease term of 12 months or less. The payments associated with these agreements would be recognized as an operating expense on a straight-line basis over the lease term.

The Company has also elected the practical expedient, for property leases, not to separate the non-lease components from the lease components, and instead account for each lease and any associated non-lease components within the contract as a single lease component.

Government Grants

Government Grants

Government grants are recognized where there is a reasonable assurance that the grant will be received and the attached conditions will be complied with.

When the grant relates to an expense, the grant is recorded as a deduction to the related expense incurred over the same period.

When the grant relates to an asset, the grant is deducted from the carrying amount of the related asset as the grant is receivable.

Software as a service arrangements

Software as a service arrangements

A SaaS cloud computing arrangement is evaluated as to whether it met the criteria under IAS 38, Intangible Assets or IFRS 16, Leases. If an arrangement did not meet either of those criteria, the arrangement is accounted for as a service contract.

Telesat may enter into a SaaS cloud computing arrangement with a supplier where the contract conveys to Telesat a right to receive future access over the contract term to the supplier’s application software running on the supplier’s cloud infrastructure. The right to receive access does not provide Telesat with a software asset and, therefore, the access to the software is a service which is received over the contract term.

The assessment of whether configuration or customization of a software results in an intangible asset for Telesat depends on the nature and output of the configuration and customization performed. In some circumstances, the arrangement may result in additional code from which Telesat has the power to obtain the future economic benefits and to restrict others’ access to those benefits. In that case, in determining whether to recognise the additional code as an intangible asset, Telesat assesses whether the additional code is identifiable and meets the recognition criteria under IAS 38.

Separately acquired intangible rights (i.e. software licenses in cloud computing arrangements) are normally recognized as assets.

Satellites, Property and Other Equipment

Satellites, Property and Other Equipment

Satellites, property and other equipment, which are carried at cost, less accumulated depreciation and any accumulated impairment losses, include the contractual cost of equipment, capitalized engineering costs, capitalized borrowing costs during the construction or production of qualifying assets, and with respect to satellites, the cost of launch services, and launch insurance.

Depreciation is calculated using the straight-line method over the respective estimated useful lives of the assets.

Below are the estimated useful lives in years of satellites, property and other equipment as at December 31, 2022.

Years
Satellites	12 to 15
Right-of-use assets	2 to 27
Antennas, satellite control & communication equipment	8 to 20
Building, equipment & other	3 to 25

Construction in progress is not depreciated as depreciation only commences when the asset is ready for its intended use. For satellites, depreciation commences on the day the satellite becomes available for service.

The investment in each satellite will be derecognized from the accounts when the satellite is retired. When other property is retired from operations at the end of its useful life, the cost of the asset and accumulated depreciation are derecognized from the accounts. Earnings are credited with the amount of any net salvage value and charged with any net cost of removal. When an asset is sold prior to the end of its useful life, the gain or loss is recognized immediately in other operating gains (losses), net.

In the event of an unsuccessful launch or total in-orbit satellite failure, all unamortized costs that are not recoverable under launch or in-orbit insurance are recorded in other operating gains (losses), net.

Liabilities related to decommissioning and restoration of retiring property and other equipment are measured at fair value with a corresponding increase to the carrying amount of the related asset. The liability is accreted over the period of expected cash flows with a corresponding charge to interest expense. The liabilities recorded to date have not been significant and are reassessed at the end of each reporting period. There are no decommissioning or restoration obligations for satellites.

Satellite Performance Incentive Payments

Satellite Performance Incentive Payments

Satellite performance incentive payments are obligations payable to satellite manufacturers over the lives of certain satellites. The present value of the payments are capitalized as part of the cost of the satellite and recognized as part of the depreciation of the satellite.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Tangible fixed assets and finite life intangible assets are assessed for impairment on an annual basis or more frequently when events or changes in circumstances indicate that the carrying value of an asset exceeds the recoverable amount. Tangible fixed assets and finite life intangible assets are also assessed for indicators of impairment or impairment reversals at each reporting period.

In cases where there are indicators of impairment, the recoverable amount of the asset, which is the higher of its fair value less costs of disposal and its value in use, is determined. If it is not possible to measure the recoverable amount for a particular asset, the Company determines the recoverable amount of the cash generating unit (“CGU”) with which it is associated. A CGU is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets.

The Company measures value in use on the basis of the estimated future cash flows to be generated by an asset or CGU. These future cash flows are based on the Company’s latest business plan information and are discounted using rates that best reflect the time value of money and the specific risks associated with the underlying asset or assets in the CGU.

The fair value less costs of disposal is the price that would be received to sell an asset or CGU in an orderly transaction between market participants at the measurement date. For the impairment assessment, the fair value is calculated on a recurring basis and is calculated using level 3 of the fair value hierarchy.

An impairment loss is the amount by which the carrying amount of an asset or CGU exceeds its recoverable amount. When an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised measure of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. Impairment losses and reversals of impairment losses are recognized in other operating gains (losses), net.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company accounts for business combinations using the acquisition method of accounting, which establishes specific criteria for the recognition of intangible assets separately from goodwill. Goodwill represents the excess between the total of the consideration transferred over the fair value of net assets acquired. After initial recognition at cost, goodwill is measured at cost less any accumulated impairment losses.

The Company distinguishes intangible assets between assets with finite and indefinite useful lives. Intangible assets with indefinite useful lives are comprised of the Company’s trade name, intellectual property, and orbital slots. These assets are carried at cost less any accumulated impairment losses. Finite life intangible assets, which are carried at cost less accumulated amortization and any accumulated impairment losses, consist of revenue backlog, customer relationships, customer contracts, concession rights, transponder rights, software and patents. Intangible assets with finite lives are amortized over their estimated useful lives using the straight-line method of amortization, except for revenue backlog which is based on the expected period of recognition of the related revenue.

Below are the estimated useful lives in years of the finite life intangible assets as at December 31, 2022.

Years
Revenue backlog	17
Customer relationships	20 to 21
Customer contracts	15
Concession rights	5 to 15
Transponder rights	16
Software	5
Patents	18

Impairment of Goodwill and Indefinite Life Intangible Assets

Impairment of Goodwill and Indefinite Life Intangible Assets

An assessment for impairment of goodwill and indefinite life intangible assets is performed annually, or more frequently whenever events or changes in circumstances indicate that the carrying amounts of these assets are likely to exceed their recoverable amount. Goodwill is tested for impairment at the entity level as this represents the lowest level within the Company at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment. With the exception of trade name, which has not been allocated to any CGU and is tested for impairment at the asset level, indefinite life intangible assets are tested for impairment at the CGU level. In the case of orbital slots, the CGU is based on geography.

A quantitative impairment test consists of assessing the recoverable amount of an asset, which is the higher of its fair value less costs of disposal and its value in use. For the quantitative impairment assessment, fair value is calculated on a recurring basis and is calculated using level 2 or level 3 of the fair value hierarchy depending on the valuation approach being utilized.

Orbital Slots

In performing the orbital slot impairment analysis, the Company determines, for each CGU, the recoverable amount. The recoverable amount is defined as the higher of the fair value less costs of disposal, and its value in use on an annual basis. To the extent that the recoverable amount is less than the carrying value of the asset, an impairment exists and the asset is written down to its recoverable amount.

Fair value less costs of disposal is the price that would be received to sell the CGU in an orderly transaction between market participants at the measurement date. In order to determine the fair value less costs of disposal, the Company uses either a market or income approach. Under a market approach, the Company measures what an independent third party would pay to purchase the orbital slots by looking to actual market transactions for similar assets. Under an income approach, the fair value is determined to be the sum of the projected discounted cash flows over a discrete period of time.

The value in use amount is the present value of the future cash flows expected to be derived from the CGU. The determination of this amount includes projections of cash inflows from the continuing use of the asset and cash outflows that are required to generate the associated cash inflows. These cash flows are discounted at an appropriate discount rate.

Goodwill

In performing the goodwill impairment analysis, the Company assesses the recoverable amount of goodwill. The recoverable amount is the higher of the income approach as well as the market approach in the determination of the fair value of goodwill at the entity level.

Under the income approach, the sum of the projected discounted cash flows for the next five years, or a longer period if justified by the most recent financial plan approved by management, in addition to a terminal value are used to determine the fair value at the entity level.

Under the market approach, the fair value at the entity level is determined based on market multiples derived from comparable public companies.

Under both approaches, all assumptions used are based on management’s best estimates. The discount rates are consistent with external sources of information.

Trade Name

For the purposes of impairment testing, the fair value of the trade name is determined using an income approach, specifically the relief from royalties method.

The relief from royalties method is comprised of two major steps:

i)       a determination of the hypothetical royalty rate; and

ii)      the subsequent application of the royalty rate to projected revenue.

In determining the hypothetical royalty rate in the relief from royalties method, the Company considered comparable license agreements, operating earnings benchmarks, an excess earnings analysis to determine aggregate intangible asset earnings, and other qualitative factors.

Intellectual Property

In performing the intellectual property impairment analysis, the Company determines its recoverable amount. The recoverable amount is the fair value less costs of disposal. To the extent that the recoverable amount is less than the carrying value of the asset, an impairment exists and the asset is written down to its recoverable amount.

The Company measures value in use on the basis of the estimated future cash flows to be generated by an asset. These future cash flows are based on the Company’s latest business plan information approved by senior management and are discounted using rates that best reflect the time value of money and the specific risks associated with the underlying asset.

Financial Instruments

Financial Instruments

Financial assets are initially recognized at fair value. Financial assets are measured using one of three measurement approaches (fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”), or amortized cost). A financial asset is measured at amortized cost if it is not designated as FVTPL, it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A debt investment is measured at FVTOCI if it is not designated at FVTPL, it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amounts outstanding. On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment by investment basis. All financial assets not classified as measured at amortized cost or FVTOCI as described above are measured at FVTPL.

The following accounting policies apply to the subsequent measurement of the Company’s financial assets:

•        Amortized cost:    The financial assets are subsequently measured at amortized cost in accordance with the effective interest method. The amortized cost is reduced by any impairment losses; and

•        FVTPL:    These financial assets are subsequently measured at fair value with changes in fair value recorded in the consolidated statement of income (loss) as part of gain (loss) on changes in fair value of financial instruments.

Financial liabilities are initially measured at fair value. Financial liabilities are classified as amortized cost or FVTPL. Financial liabilities that are classified as amortized cost are measured and recorded at amortized cost in accordance with the effective interest method. Financial liabilities classified as FVTPL are subsequently measured at fair value with changes in fair value recorded in the consolidated statement of income (loss) as part of the gain (loss) on changes in fair value of financial instruments.

The Company has used derivative financial instruments to manage its exposure to foreign exchange risk associated with debt denominated in foreign currencies, as well as to reduce its exposure to interest rate risk associated with debt. Currently, the Company does not designate any of its derivative financial instruments as hedging instruments for accounting purposes. All realized and unrealized gains and losses on these derivative financial instruments are recorded in the consolidated statement of income (loss) as part of gain (loss) on changes in fair value of financial instruments.

Derivatives, including embedded derivatives that must be separately accounted for, are recorded at fair value on the consolidated balance sheet at inception and marked to market at each reporting period thereafter. Derivatives embedded in financial liabilities and other non-financial instrument contracts are treated as separate derivatives when their risk and characteristics are not closely related to those of the host contract and the host contract is measured separately according to its characteristics. The Company accounts for embedded foreign currency derivatives and the related host contract as a single instrument where the contract requires payments denominated in the currency that is commonly used in contracts to procure non-financial items in the economic environment in which the Company transacts.

Transaction costs for instruments classified as FVTPL are expensed as incurred. Transaction costs that are directly attributable to the acquisition of financial assets and liabilities (other than FVTPL) are added or deducted from the fair value of the financial asset or financial liability on initial recognition.

The Company’s financial assets classified as amortized cost and contract assets are subject to impairment requirements. The Company has elected to measure loss allowances for trade receivables and other contract assets at an amount equal to lifetime expected credit loss. The lifetime expected credit losses are the expected credit losses that result from possible default events over the expected life of the instrument.

Financing Costs

Financing Costs

The debt issuance costs related to the Senior Secured Credit Facility, the 6.5% Senior Unsecured Notes (“Senior Unsecured Notes”), the 4.875% Senior Secured Notes (“Senior Secured Notes”) and the 5.625% Senior Secured Notes (“2026 Senior Secured Notes”) are included in current and long-term indebtedness and are amortized to interest expense using the effective interest method. All other debt issuance costs are accounted for as short-term and long-term deferred charges and are included in prepaid expenses and other current assets and other long-term assets. The deferred charges are amortized to interest expense on a straight-line basis over the term of the indebtedness to which they relate.

Employee Benefit Plans

Employee Benefit Plans

Telesat Canada maintains one contributory and three non-contributory defined benefit pension plans which provide benefits based on length of service and rate of pay. Two of these defined-benefit plans were closed to new members in 2013.

Telesat Canada also provides other post-employment and retirement benefits, including health care and life insurance benefits on retirement and various disability plans, worker’s compensation and medical benefits to former or inactive employees of Telesat Canada, their beneficiaries and covered dependents, after employment but before retirement, under certain circumstances.

In addition, Telesat Canada provides defined contribution pension plans, under certain circumstances, for employees who are not eligible for the defined benefit pension plans.

Telesat also provides health care and life insurance benefits for certain retired employees. These benefits are funded primarily on a pay-as-you-go basis, with the retiree paying a portion of the cost through contributions, deductibles and co-insurance provisions. Commencing in 2015, as a result of an amendment to one of the plans, Telesat has contributed to a health reimbursement account instead of providing the health care and life insurance benefits directly to certain retired employees.

As a result of the Transaction, the Company has become responsible for the defined benefit plan and health and life insurance benefits for retired employees of Loral. Loral maintained a defined benefit pension plan for its employees. Loral pension plan is a qualified defined benefit pension plan in which only the employees hired prior to July 1, 2006 could participate. Benefits are based primarily on members’ compensation and/or years of service. In addition to pension plan, certain health care and life insurance benefits are also provided to retired employees and dependents. Healthcare benefits end when the retiree reaches age 65.

The Company is responsible for adequately funding the defined benefit pension plans. Contributions are made based on actuarial cost methods that are permitted by pension regulatory bodies and reflect assumptions about future investment returns, salary projections and future service benefits.

Costs for defined contribution pension plans are recognized as an expense during the year in which the employees have rendered service entitling them to the Company’s contribution.

The Company accrues the present value of its obligations under employee benefit plans and the related costs reduced by the fair value of plan assets. Pension costs and other retirement benefits are determined using the projected unit credit method prorated on service and management’s best estimate of expected investment performance, salary escalation, retirement ages of employees and expected health care costs.

Pension plan assets are valued at fair value. The discount rate is based on the market interest rate of high quality bonds. Past service costs arising from plan amendments are recognized immediately to the extent that the benefits are already vested, and otherwise are amortized on a straight-line basis over the average remaining vesting period. A valuation is performed at least every three years to determine the present value of the accrued pension and other retirement benefits.

Remeasurements arising from defined benefit pension plans comprise actuarial gains and losses and the return on plan assets (excluding interest). The Company recognizes them immediately in other comprehensive income (loss), which is included in accumulated earnings, in the year in which they occur.

The current service costs and administration fees not related to asset management are included in operating expenses. The net interest expense (income) on the net defined benefit liability (asset) for the period is calculated by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the net defined benefit liability (asset) at the beginning of the year while taking into account any changes in the net defined benefit liability (asset) during the year as a result of contributions and benefit payments. The net interest expense (income) is included in interest expense.

Share-Based Compensation Plans

Share-Based Compensation Plans

The Company offers equity-settled share-based compensation plans for certain key employees under which it receives services from employees in exchange for equity instruments of the Company. The expense is based on the fair value of the awards granted using the Black-Scholes option pricing model. The expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied, with a corresponding increase in equity. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period with a significant higher proportionate amount of the total expense being recognized earlier in the vesting period.

Restricted Share Units, Performance Share Units and Deferred Share Units

Restricted Share Units, Performance Share Units and Deferred Share Units

For each restricted share unit (“RSU”), performance share unit (“PSU”) or deferred share unit (“DSU”) an expense is recorded over the vesting period equal to the fair value of the Non-Voting Participating Preferred shares prior to the close of the Transaction and equal to the fair value of the either Class A Common shares or Class B Variable Voting shares of Telesat Corporation after the close of the Transaction, with a corresponding increase in equity. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period with a significant higher proportionate amount of the total expense being recognized earlier in the vesting period. All RSU’s, PSU’s and DSU’s, including those issued prior to the close of the Transaction, are expected to be settled in either Class A Common shares or Class B Variable Voting shares of Telesat Corporation.

Income Taxes

Income Taxes

Income tax expense, comprised of current and deferred income tax, is recognized in income except to the extent it relates to items recognized in other comprehensive income (loss) or equity, in which case the income tax expense is recognized in other comprehensive income (loss) or equity, respectively.

Current income tax is measured at the amount expected to be paid to the taxation authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted as at the balance sheet date.

Deferred taxes are the result of temporary differences arising between the tax bases of assets and liabilities and their carrying amount. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and laws that have been enacted or substantively enacted at the balance sheet date. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that the deferred tax assets will be realized. Unrecognized deferred tax assets are reassessed at each balance sheet date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax assets to be recovered.

Deferred tax assets are netted against the deferred tax liabilities when they relate to income taxes levied by the same taxation authority on either:

i)       the same taxable entity; or

ii)      different taxable entities which intend to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Deferred tax liabilities are recognized for all taxable temporary differences except when the deferred tax liability arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination. For taxable temporary differences associated with investments in subsidiaries, a deferred tax liability is recognized unless the parent can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Earnings Per Share

Earnings Per Share

For periods prior to the close of the Transaction, basic earnings per share are computed based upon the weighted average number of Common Shares, Non-Voting Participating Preferred Shares and Voting Participating Preferred Shares of Telesat Canada. The quantity of these shares have been recalculated to take into effect of the conversion of shares that have occurred during the Transaction. As there was no non-controlling interest in the period prior to the close of the Transaction, all converted amounts have been included as Class A Common Shares, Class B Variable Voting Shares, Class C Fully Voting Shares and Class C Limited Voting Shares of Telesat Corporation.

For periods subsequent to the close of the Transaction, basic earnings per share are computed based upon the weighted average number of Class A Common Shares, Class B Variable Voting Shares, Class C Fully Voting Shares and Class C Limited Voting Shares during each period. Variable Voting and Limited Voting shares are in all respects identical to and treated equally to voting common shares.

For periods prior to the close of the Transaction, diluted earnings per share are based on the weighted average number of common shares as calculated in the basic earnings per share, adjusted for the effect of unvested or unconverted RSUs and stock options that have a dilutive effect. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of the stock options was based on calculated share price of the shares of Telesat Canada, adjusted to take into account the impact of the Transaction.

For periods subsequent to the close of the Transaction, diluted earnings per share are based on the weighted average number of Class A Common Shares, Class B Variable Voting Shares, Class C Fully Voting Shares and Class C Limited Voting Shares during each period, adjusted for the effect of unvested or unconverted RSUs, PSUs, DSUs and stock options which have a dilutive effect. For 2021, the average market value of the Company’s shares for the purposes of calculating the dilutive effect of the stock options was based on the quoted market prices for the period from November 19, 2021 through December 31, 2021.

Non-Controlling Interests

Non-Controlling Interests

Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

The Company reports non-controlling interests as equity, separately on the consolidated balance sheets. In addition, net income (loss) and each component of other comprehensive income (loss) is separately attributed to the non-controlling interests. Total comprehensive income (loss) is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance. This is the case even without any existing obligation on the part of the non-controlling interests to make an additional investment to cover the losses. Allocation of net income (loss) and total comprehensive income (loss) is based only on existing ownership interests.

Future Changes in Accounting Policies

Future Changes in Accounting Policies

The IASB periodically issues new and amended accounting standards. The new and amended standards determined to be applicable to the Company are disclosed below. The remaining new and amended standards have been excluded as they are not applicable.

Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements (“IAS 1”) in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments require entities to disclose their material accounting policy information rather than their significant accounting policies.

The amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements and that accounting policy information may be material because of its nature, even if the related amounts are immaterial. On the other hand, although a transaction, other event or condition to which the accounting policy information relates may be material, it does not necessarily mean that the corresponding accounting policy information is material to the entity’s financial statements.

The amendments are applied prospectively and are effective for annual periods beginning on or after January 1, 2023.

The changes will only impact the level of disclosures within our financial statements.

Amendments to IAS 12

In May 2021, the IASB issued amendments to IAS 12, Income Taxes.

In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. The amendments clarify that such initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. Accordingly, entities are required to recognize deferred tax associated with transactions, such as leases and decommissioning obligations, which give rise to equal and offsetting temporary differences.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023.

There will be no impact on the Company’s consolidated financial statements as a result of the amendments.

Amendments to IAS 1

In October 2022, IASB amended IAS 1 with the aim of improving the information companies provide about long-term debt covenants.

The amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. The amendment requires a company to disclose information that enables users of financial statements to understand the risk that the liabilities could become repayable within twelve months after the reporting period. Such disclosure includes information about covenants and facts and circumstances, if any, that indicate the entity may have difficulty complying with the covenants.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024 with early adoption permitted.

The Company is currently evaluating the impact of the amendment.